FINANCIAL INSTRUMENTS (Details 4) (Cash Flow Hedging, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives	$ (1.8)	$ (3.0)	$ (9.1)
Foreign exchange contracts
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives	(0.9)	0.3	(4.8)
Commodity contracts
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives	(0.9)	(3.3)	(4.0)
Interest Rate Contracts
Derivative Instruments, Gain (Loss)
Gains (loss) recognized in accumulated other comprehensive loss on derivatives			$ (0.3)